Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
(215) 564-8000

January 18, 2024

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Jaea Hahn

RE:	Ivy Funds (the “Registrant”)
File No. 811-06569

Dear Ms. Hahn:

On behalf of the Registrant, attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) which contains one Proxy Statement/Prospectus and related statement of additional information (“SAI”) to accomplish the proposed reorganizations of five series of the Registrant, one series of Voyageur Mutual Funds III, three series of Delaware Group Equity Funds IV, one series of Delaware Group Income Funds and one series of Delaware Group Global & International Funds (each an “Acquired Fund”) with and into six series of the Registrant, one series of Delaware Group Adviser Funds, and one series of Delaware Group Equity Funds II (each an “Acquiring Fund”) as identified below:
Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware Ivy Accumulative Fund	Ivy Funds	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Select Growth Fund	Voyageur Mutual Funds III	Delaware Ivy Large Cap Growth Fund	Ivy Funds
Delaware Mid Cap Growth Equity Fund (formerly, Delaware Smid Cap Growth Fund)	Delaware Group Equity Funds IV	Delaware Ivy Mid Cap Growth Fund	Ivy Funds
Delaware Small Cap Growth Fund	Delaware Group Equity Funds IV	Delaware Ivy Small Cap Growth Fund	Ivy Funds
Delaware Ivy Core Bond Fund	Ivy Funds	Delaware Diversified Income Fund	Delaware Group Adviser Funds
Delaware High-Yield Opportunities Fund	Delaware Group Income Funds	Delaware Ivy High Income Fund	Ivy Funds
Delaware Ivy Value Fund	Ivy Funds	Delaware Value Fund	Delaware Group Equity Funds II
Delaware Global Equity Fund	Delaware Group Equity Funds IV	Delaware Ivy Global Growth Fund	Ivy Funds
Delaware Global Equity Fund II (formerly, Delaware Global Value Equity Fund)	Ivy Funds	Delaware Ivy Global Growth Fund	Ivy Funds
Delaware International Equity Fund (formerly,	Delaware Group Global & International Funds	Delaware Ivy International Core	Ivy Funds

U.S. Securities and Exchange Commission
January 18, 2024

Acquired Fund	Acquired Trust	Acquiring Fund	Acquiring Trust
Delaware International Value Equity Fund)		Equity Fund
Delaware International Equity Fund II (formerly, Delaware Ivy International Value Fund)	Ivy Funds	Delaware Ivy International Core Equity Fund	Ivy Funds

This Registration Statement is being filed to register (i) Class A, Class C, Class I and Class R shares of Delaware Ivy Large Cap Growth Fund, a series of the Registrant, that will be issued to shareholders of the Delaware Ivy Accumulative Fund, series of the Registrant, and/or Delaware Select Growth Fund, series of Voyageur Mutual Funds III, as applicable; (ii) Class A, Class C, Class I, Class R and Class R6 shares of Delaware Ivy Mid Cap Growth Fund and Delaware Ivy High Income Fund, each a series of the Registrant, that will be issued to shareholders of the Delaware Mid Cap Growth Equity Fund, a series of Delaware Group Equity Funds IV, and Delaware High-Yield Opportunities Fund, a series Delaware Group Income Funds, respectively; (iii) Class A, Class C, Class I and Class R shares of Delaware Ivy Small Cap Growth Fund, a series of the Registrant, that will be issued to shareholders of the Delaware Small Cap Growth Fund, a series of Delaware Group Equity Funds IV; (iv) Class A, Class C, Class I, Class R, Class R6 and Class Y shares of Delaware Ivy Global Growth Fund, a series of the Registrant, that will be issued to shareholders of the Delaware Global Equity Fund, a series of Delaware Group Equity Funds IV, and/or Delaware Global Equity Fund II, a series of the Registrant, as applicable; and (v) Class A, Class C, Class I, Class R, Class R6 and Class Y shares of Delaware Ivy International Core Equity Fund, a series of the Registrant, that will be issued to shareholders of the Delaware International Equity Fund, a series of Delaware Group Global & International Funds, and/or Delaware International Equity Fund II, a series of the Registrant, as applicable; in connection with the transfer of substantially all of the assets of such Acquired Fund to the corresponding Acquiring Fund, pursuant to an Agreement and Plan of Reorganization, which is included in the Registration Statement.  The Agreement and Plan of Reorganization is being submitted to a vote of the shareholders of each Acquired Fund at a special shareholders meeting currently scheduled to be held on March 25, 2024.

The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940. Therefore, no filing fee is due at this time.

Please be advised that concurrent with this filing, the Delaware Group Adviser Funds and Delaware Group Equity Funds II are each filing a registration statement on Form N-14 which contains the identical Proxy Statement/Prospectus.  Thus, while these three registrants today are filing three registration statements on Form N-14, there is only one form of Proxy Statement/Prospectus for these transactions that needs to be reviewed.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody
cc:	Emilia P. Wang
Macquarie Asset Management
Mark R. Greer
Jonathan M. Kopcsik
Bruce G. Leto